RESERVES (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
RESERVES [Abstract]
Share-based payments reserve	$ 1,405,933	$ 2,287,301
Foreign currency translation reserve	(307,687)	(297,166)
Capital reserve	$ 1,098,246	$ 1,990,135